Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill deductible for income tax purposes	$ 122
Amortization expense, intangible assets	320	319	319
Amortization expense, computer software	$ 156	$ 158	$ 164
Patent rights	Nielsen brand awareness and recognition has existed for over 50 years